Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Statements Line Items
Commitments and Contingencies [Text Block]
13.	Commitments and Contingencies

The Company has entered into a Collaboration and Technology Transfer Agreement with Shiseido Company Limited who have alleged RepliCel breached obligations in the agreement, which may allegedly be terminal to future obligations pursuant to the agreement. The Company has vigorously denied the existence of such a breach and insists on the ongoing validity of the respective obligations on both parties pursuant to the agreement. No litigation or the triggering of other dispute mechanisms has been entered into by either party and the Company’s management is actively seeking to continue discussions and/or negotiations. Management maintains the position that any data produced from clinical trials of the technology will, by agreement, be made available to the Company.

From time to time the Company is subject to claims and lawsuits arising from the in the ordinary course of operations. In the opinion of management, the ultimate resolution of such pending legal proceedings will not have a material adverse effect on the Company’s financial position.